Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	BLACKROCK SERIES, INC.
Central Index Key	0001062806
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Sep. 28, 2012